SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Attributable to Parent [Abstract]
Schedule Of Employee Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2025	369,809	8.30	7.8	992
Exercised	(1,584)	5.12	-	-
Forfeited	(13,750)	8.50
Granted	20,000	10.07	-	-

Outstanding at June 30, 2025	374,475	8.21	89	939

Exercisable at June 30, 2025	203,661	6.63	77	834